SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling, general and administrative, research and development expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Selling expense	$ 961,679	$ 751,428	$ 979,925
General and administrative expense	2,831,444	2,149,522	2,262,560
Research and development expense	568,470	1,224,344	8,000
Total	$ 4,361,593	$ 4,125,294	$ 3,250,485